Schedule of Convertible Notes Payable Related Parties (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Beginning balance	$ 1,590,274
Debt acquired in acquisition of SWC	19,484,000		759,776
Amortization of debt discount	138,972	50,372	332,021	$ 638,194
Repayments	(3,236)		(23,988)
Ending balance			1,590,274
Balance	4,738,493	3,442,987	3,442,987	1,549,366
Balance			4,738,493	3,442,987
Long term	19,095,977		6,328,767
Repayments	(1,341)		(33,490)
Loan #19 [Member]
Short-Term Debt [Line Items]
Amortization of debt discount			48,662
Loan #28 [Member]
Short-Term Debt [Line Items]
Amortization of debt discount			4,977
Related Party [Member]
Short-Term Debt [Line Items]
Beginning balance	20,149
Debt acquired in acquisition of SWC			229,204
Debt discount			(229,204)
Amortization of debt discount	20,149		53,639
Repayments			(33,490)
Ending balance	40,298		20,149
Balance	20,149
Balance	40,298		20,149
Less: short term
Long term	40,298		20,149
Repayments			(33,490)
Related Party [Member] | Loan #19 [Member]
Short-Term Debt [Line Items]
Debt acquired in acquisition of SWC			180,154
Debt discount			(180,154)
Amortization of debt discount	15,172		48,662
Balance	15,172
Balance	30,344		15,172
Less: short term
Long term	30,344		15,172
Repayments			(33,490)
Related Party [Member] | Loan #28 [Member]
Short-Term Debt [Line Items]
Debt acquired in acquisition of SWC			49,050
Debt discount			(49,050)
Amortization of debt discount	4,977		4,977
Balance	4,977
Balance	9,954		4,977
Less: short term
Long term	$ 9,954		4,977
Repayments